Note 2 - Basis of Preparation - Effect of Transition of BCRA GAAP to IFRS-IASB in Equity (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Effect of Transition of BCRA GAAP to IFRS-IASB Abstract
Equity in Accordance with BCRA-GAAP		$ 26,056,548,000	$ 16,460,035,000
Adjustments due to Implementation of IFRS-IASB in Equity Abstract
Deemed Cost of Real Estate Adjusted in Equity		4,889,491,000	4,960,575,000
Effective Interest Rate of Loans Adjusted in Equity		(316,269,000)	(559,072,000)
Financing Facilities Granted at a Below Market Interest Rate Adjusted in Equity		(213,540,000)	0
Fair Value of Government and Private Securities Adjusted in Equity		(24,587,000)	(31,439,000)
Loan Impairment Methodology Differences Adjusted in Equity		419,042,000	690,843,000
Fair Value of Derivatives Adjusted in Equity		(37,337,000)	(34,122,000)
Equity Method of Investments in Associates and Joint Ventures Adjusted in Equity		170,128,000	191,493,000
Assets and Liabilities for Contracts With Customers Adjusted in Equity		(131,840,000)	(138,665,000)
Goodwill Adjusted in Equity		360,000	0
Deferred Income Tax Adjusted in Equity		(513,082,000)	(1,224,825,000)
Financial Guarantee Contracts Adjusted in Equity		(5,454,000)	(3,425,000)
Employee Benefits Adjusted in Equity		(1,562,000)	(1,683,000)
Uncertain Tax Positions Adjusted in Equity		1,185,800,000	0
Others Adjusted in Equity		666,000	1,203,000
Non-controlling Interests Adjusted in Equity		298,126,000	267,737,000
SUBTOTAL ADJUSTED IN EQUITY IN ACCORDANCE WITH IFRS-IASB		31,776,490,000	20,578,655,000
Equity Inflation Adjustment		17,740,165,000	17,943,079,000
TOTAL EQUITY	$ 45,542,141,000	49,516,655,000	38,521,734,000	$ 38,521,734,000
Equity Attributable to Owners of the Bank	45,512,029,000	49,061,871,000	38,022,269,000
Equity attributable to Non-controlling Interests	$ 30,112,000	$ 454,784,000	$ 499,465,000